Leases - Schedule of total rental related expenses (Detail) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	¥ 26,100	$ 3,576
2026	16,097	2,205
2027	12,539	1,718
2028	0	0
2029	0	0
Total future lease payments	54,736	7,499
Less: imputed interest	(2,415)	(331)
Total lease liability balance	¥ 52,321	$ 7,168